Mezzanine Equity	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Temporary Equity
13.	MEZZANINE EQUITY
To develop its cold chain logistics business, in May 2022, the Company established Smart Cold Chain Freight Limited (“Smart Cold Chain”) in Cayman Islands. Manyun Cold Chain, a former subsidiary of the Group’s VIE, becomes a consolidated VIE of Smart Cold Chain through a reorganization under common control whereby the beneficial owners’ interests in Manyun Cold Chain were exchanged into the convertible redeemable preferred shares of Smart Cold Chain at the same percentage. As the redemption of Smart Cold Chain’s preferred shares is not solely within the Group’s control, the non-controlling interests previously recorded for Manyun Cold Chain were reclassified as redeemable non-controlling interests at the carrying amount of

RMB73,980,
which approximated the fair value of convertible redeemable preferred shares on the issuance date. After the completion of the reorganization, Smart Cold Chain issued additional

12,498,880
convertible redeemable preferred shares to investors for a total consideration of RMB71 million in 2022.
In 2023, Smart Cold Chain issued 7,259,939 convertible redeemable preferred shares to certain investors for a total consideration of RMB112 million. Concurrently, three other investors agreed and were obliged to subscribe fixed numbers of convertible redeemable preferred shares once they complete the necessary registration for outbound investment. As of December 31, 2023, Smart Cold Chain received RMB90 million prepayment from such investors which was recorded in accrued expenses and other current liabilities.
The Company uses interest method to accrete the carrying value of the redeemable non-controlling interests to their maximum redemption price as if redemption were to occur at the end of the reporting period. The change in redemption value is recorded as measurement adjustment attributable to redeemable non-controlling interests in the consolidated statement of operations and comprehensive (loss) income. For the years ended December 31, 2022 and 2023, measurement adjustment attributable to redeemable non-controlling interests at the amount of RMB4,599 and RMB15,457 were recognized respectively.